Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
REVENUE:
Total revenue
OPERATING EXPENSES:
Officers and directors compensation (including stock-based compensation of $96,452, $216,081, $296,842, $508,412, and $3,324,878, respectively	173,952	292,331	450,592	660,912	1,259,177	1,449,958	4,997,203	5,447,795
Professional fees(including stock-based compensation of $0, $0, $10,436, $0 and $10,436, respectively	78,563	65,722	96,234	74,813	115,698	61,588	1,474,940	1,571,174
Consulting fees (including stock-based compensation of $100,330, $146,341, $197,504, $421,627, and $1,715,461, respectively	129,245	147,104	232,892	429,699	804,885	736,499	2,765,034	2,997,926
Commitment fees (all stock-based compensation)	150,000		150,000				300,000	450,000
Travel	41,318	27,233	57,640	61,358	102,838	136,546	1,097,522	1,155,162
Occupancy	37,636	37,292	76,989	68,212	146,897	123,978	1,011,337	1,088,326
Other selling general and administrative	55,185	48,252	87,997	108,774	201,060	281,406	1,929,542	2,017,539
Total Costs and Expenses	665,899	617,934	1,152,344	1,403,768	2,630,555	2,789,975	13,575,578	14,727,922
OPERATING LOSS	(665,899)	(617,934)	(1,152,344)	(1,403,768)	(2,630,555)	(2,789,975)	(13,575,578)	(14,727,922)
OTHER (EXPENSE) INCOME
Settlement of Qatar Real Estate development dispute							1,004,666	1,004,666
Impairment of goodwill							(5,079,919)	(5,079,919)
Amortization of Debt discount	(18,367)		(20,699)		(9,168)		(103,078)	(123,777)
Interest income							8,805	8,805
Interest expense	(17,948)	(7,177)	(29,706)	(13,958)	(36,238)	(35,998)	(279,947)	(309,653)
Other (Expense) - Net	(36,315)	(7,177)	(50,405)	(13,958)	(45,406)	(35,998)	(4,449,473)	(4,499,878)
NET LOSS FROM DEVELOPMENT STAGE ENTITY - CONTINUING OPERATIONS DEVELOPMENT	(702,214)	(625,111)	(1,202,749)	(1,417,726)	(2,675,961)	(2,825,973)	(18,025,051)	(19,227,800)
Add net loss attributable to noncontrolling interests in Omagine LLC	23,930	13,085	29,323	19,657	35,371	35,997	91,524	120,847
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	(678,284)	(612,026)	(1,173,426)	(1,398,069)	(2,640,590)	(2,789,976)	(17,933,527)	(19,106,953)
LOSS FROM DISCONTINUED OPERATIONS - SPORTS APPAREL							(345,990)	(345,990)
NET LOSS ACCUMULATED DURING DEVELOPMENT STAGE	(678,284)	(612,026)	(1,173,426)	(1,398,069)	(2,640,590)	(2,789,976)	(18,279,517)	(19,452,943)
Net preferred stock dividends							(27,778)	(27,778)
LOSS APPLICABLE TO COMMON SHAREHOLDERS	$ (678,284)	$ (612,026)	$ (1,173,426)	$ (1,398,069)	$ (2,640,590)	$ (2,789,976)	$ (18,307,295)	$ (19,480,721)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.04)	$ (0.05)	$ (0.08)	$ (0.10)	$ (0.18)	$ (0.20)	$ (1.87)	$ (1.95)
LOSS PER SHARE - CONTINUING OPERATIONS - REAL ESTATE DEVELOPMENT	$ (0.04)	$ (0.05)	$ (0.08)	$ (0.10)	$ (0.18)	$ (0.20)	$ (1.83)	$ (1.91)
LOSS PER SHARE DISCONTINUED OPERATIONS - SPORTS APPAREL					$ 0.00	$ 0.00	$ (0.04)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
- BASIC AND DILUTED	16,239,569	14,684,472	15,660,180	14,522,943	14,798,906	14,240,622	9,789,997	9,990,113